Principal Accounting Policies (Property and equipment,net) (Details)	12 Months Ended
Dec. 31, 2012
Computer, equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of lease terms or the estimated useful lives of the assets